FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 (UNAUDITED)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

FRANK VALUE FUND

December 31, 2004

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Frank Value Fund
Schedule of Investments
December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS - 89.15%

Accident & Health Insurance - 3.41%
422	Conseco, Inc.	8,419

Cable and Other Pay Television Services - 2.94%
157	Liberty Media International	7,258

Computer Communications Equipment - 1.85%
601	Adaptec, Inc.	4,561

Communications Equipment, NEC - 3.09%
344	Utstarcom	7,620

Electronic Components & Accessories - 3.84%
304	AVX, Corp.	3,830
632	Kemet Corp.	5,656
		9,486
Electrical Work - 2.67%
824	Quanta Services	6,592

Fire, Marine & Casualty Insurance - 2.54%
162	Arch Capital Group	6,269

Heavy Construction Other Than Bldg Const - Contractors - 2.52%
130	Jacobs Engineering Group, Inc.	6,213

Household Furniture - 2.29%
368	La-Z-Boy, Inc.	5,656

Instruments For Meas & Testing of Electricity & Elec Signals - 2.82%
761	Credence Systems Corp.	6,963

Motor Vehicle Parts & Accessories - 2.49%
212	Superior Industries International, Inc.	6,159

Patent Owners and Lessors - 1.20%
141	4 Kids Entertainment	2,964

Personal Credit Institutions - 5.85%
2,063	Falcon Financial	14,441

Photographic Equipment & Supplies - 2.35%
2,520	Concord Camera Corp.	5,796

Retail-Catalog & Mail-Order Houses 4.08%
1,249	Alloy, Inc.	10,079

Real Estate - 2.24%
183	MI Developments	5,521

Retail-Eating & Drinking Places - 1.80%
515	Champps Entertainment, Inc.	4,439

Real Estate Investment Trusts - 5.22%
147	American Home Mortgage Investment Corp.	5,035
698	Highland Hospitality	7,846
		12,881
Retail-Radio, Tv & Consumer Electronics Stores - 2.40%
379	Circuit City Stores, Inc.	5,928

Retail-Variety Stores - 2.21%
337	99 Cents Only Stores	5,446

Services-Business Services, NEC - 2.37%
205	Viad Corp.	5,840

Services-Engineering Services, NEC - 2.91%
174	Washington Group International, Inc.	7,178

Services-Health Care Services - 1.34%
252	National Home Health Care Corp.	3,301

Services-Computer Processing & Data Preparation - 1.79%
336	Verity, Inc.	4,408

Security, Brokers Dealers - 2.08%
851	Instinet Group, Inc.	5,132

Semiconductors and Related Devices - 2.63%
364	Freescale Semiconductor, Inc.	6,486

Services-Business Services, NEC - 2.54%
506	Espeed, Inc.	6,259

Telephone & Telegraph Apparatus - 1.95%
560	Tellabs, Inc.	4,810

Telephone Communications (No Radiotelephone) - 6.55%
352	IDT Corp.	5,449
352	Telewest Global, Inc.	10,724
		16,173
Transportation Services (No Radiotelephone) - 3.86%
345	Interactive Corp.	9,529

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.35%
390	Adesa, Inc.	8,276

TOTAL FOR COMMON STOCKS (Cost $188,893) 89.15%		$ 220,083

SHORT TERM INVESTMENTS - 10.89%
26,888	First American Treasury Obligations Fund Class A 1.34% (Cost $26,888)	$ 26,888

TOTAL INVESTMENTS 100.04%		246,971
(Identified Cost $215,781)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET-0.04%		(106)

NET ASSETS - 100.00%		$ 246,865

* Non-Income producing securities.

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

Assets:
Investments, at Value	$ 246,971
(Identified Cost $215,781)
Cash	100
Receivables:
Dividends and Interest	95
Total Assets	247,166
Liabilities:
Accrued Management Fees	301
Total Liabilities	301
Net Assets	$ 246,865

Net Assets Consist of:
Paid In Capital	213,999
Accumulated Undistributed Net Investment Loss	(576)
Accumulated Realized Loss on Investments and Securities Sold Short - Net	2,252
Net Unrealized Appreciation in Value of Investments and Securities
Sold Short Based on Identified Cost - Net	31,190
Net Assets	$ 246,865

Shares Outstanding	21,553

Net Asset Value Per Share	$11.45

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Operations
For the Period July 21, 2004 (commencement of investment operations)
through December 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 494
Interest	118
Total Investment Income	612
Expenses:
Advisory fees (Note 3)	1,187
Total Expenses	1,187

Net Investment Income (Loss)	(575)
Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	2,252
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	31,190
Net Realized and Unrealized Gain (Loss) on Investments	33,442

Net Decrease in Net Assets from Operations	$ 32,867

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Changes in Net Assets
For the Period July 21, 2004 (commencement of investment operations)
through December 31, 2004 (Unaudited)

Operations:
Net investment loss	$ (575)
Net realized loss on investments	2,252
Net unrealized appreciation (depreciation) on investments	31,190
Net increase in net assets resulting from operations	32,867
Dividends and Distributions to Shareholders From:
Net investment income distribution	-
Capital gain distribution	-
Net Decrease from Distributions	-
Capital Share Transactions:
Proceeds from shares sold	113,998
Reinvested dividends and distributions	-
Cost of shares redeemed	-
Net Increase from Shareholder Activity	113,998

Total increase	146,865

Net Assets:
Beginning of period	100,000

End of period	$ 246,865

Share Transactions:
Shares sold	11,553
Shares issued on reinvestment of dividends	-
Shares redeemed	-
Net increase in shares	11,553
Outstanding shares at beginning of period	10,000
Outstanding shares at end of period	21,553

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Financial Highlights
For the Period July 21, 2004 (commencement of investment operations)
through December 31, 2004 (Unaudited)
Selected data for a share outstanding throughout the period.

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Loss	(0.03)
Net Losses on Securities	1.48
(Realized and Unrealized)
Total from Investment Operations	1.45

Dividends (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value, at End of Period	$ 11.45

Total Return	14.54%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 247
Ratio of Expenses to Average Net Assets	1.50%	*
Ratio of Net Investment Loss to Average Net Assets	(0.73)%	*
Portfolio Turnover Rate	14.24%

* Annualized

The accompanying notes are an integral part of the financial statements.

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 (UNAUDITED)

Note 1. Organization

The Frank Value Fund (the "Fund”) is an open-end, totally no-load, non-diversified management investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 12, 2004. The Fund commenced operations on July 21, 2004.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust. Frank Capital Partners LLC is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, President`s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

 Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fundordinary operating expenses, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund. For the period from July 21, 2004 (commencement of investment operations) through December 31, 2004, the Adviser earned a fee of $1,187 from the Fund.

The Adviser paid trustee fees of $600 for the period July 21, 2004 (Commencement of Investment Operations) through December 31, 2004.

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of the Adviser. Alfred Frank also serves as a trustee and officer of the Trust. Brian Frank also serves as an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2004 was $213,999 representing 21,553 shares outstanding.

Note 6. Investment Transactions

For the time period from July 21, 2004 (commencement of investment operations) through December 31, 2004, purchases and sales of investment securities other than U.S. Government obligations, short-term investments aggregated $197,142 and $10,500 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2004 was $215,781.

At December 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
34,342	(3,152)	31,190

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, the Frank family owned over 69% of the Fund.

FRANK VALUE FUND

EXPENSE ILLUSTRATION

Expense Example

As a shareholder of the Frank Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, July 21, 2004 through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 21, 2004	December 31, 2004	July 21,2004 to December 31,2004

Actual	$1,000.00	$1,145.00	$8.11
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FRANK VALUE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2004

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 (UNAUDITED)

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch Year of Birth: 1981	Trustee since June 2004.

Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to present; Student, New York University, Economics major, August 2000 to May 2004 Student, Hopewell Valley High School, Pennington, NJ, September 1997 to June 2000.

Jason W. Frey Year of Birth: 1979	Trustee since June 2004.	Product Developer, Prime Associates, Inc, a banking software development company, September 2002 to present; Student, Stevens Institute of Technology, Hoboken, NJ, September 1997 to May 2002.
Jenny Roberts Year of Birth: 1948	Trustee since June 2004.	Member, New York Stock Exchange, April 1999 to present.[1]

1Jenny Roberts is a member of the New York Stock Exchange and leases her seat on the Exchange. She does not work for an entity that is a member of the Exchange.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Alfred C. Frank[1] Year of Birth: 1979	Trustee since February 2004; President since June 2004.

President of Frank Capital Partners LLC since June 2003; Research Analyst, Manley Asset Management, May 2003 to August 2003; Broker Assistant, Hennion & Walsh, a fixed-income brokerage firm, January 2002 to April 2002; Computer Consultant, Universal Access Consulting, a computer consulting firm, August 1999 to December 1999; Programmer, Herzog, Heine, Geduld, a NASDAQ market maker, January 1999 - May 1999.

Brian J. Frank[1] Year of Birth: 1981	Treasurer since June 2004.

Chief Financial Officer of Frank Capital Partners LLC since June 2003; Intern, Lightyear Capital, a private equity fund, April 2002 to April 2003; Intern, Public Service Electric and Gas, Utility Company, May 2001 to August 2001; Student, New York University, Accounting and Finance major,  August 2000 to May 2004.

1 Alfred C. Frank and Brian J. Frank are considered  "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because they are affiliated with the Adviser.  Alfred Frank and Brian Frank are brothers.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 313-1344 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (866) 313-1344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 26, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 313-1344.

Board of Trustees

Alfred C. Frank

Matthew D. L. Deutsch

Jason W. Frey

Jenny Roberts

Investment Adviser

Frank Capital Partners LLC

6 Stacy Court

Parsippany, NJ 07054

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Frank Value Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date March 9, 2005

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date March 9, 2005